Vanguard® Emerging Markets Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (9.2%)
[1,2]	United States Treasury Note/Bond	2.750%	8/15/32	52,000	47,296
	United States Treasury Note/Bond	4.125%	11/15/32	132,360	135,007
	United States Treasury Note/Bond	2.875%	5/15/52	22,400	17,990
[2,3]	United States Treasury Note/Bond	3.000%	8/15/52	5,075	4,201
Total U.S. Government and Agency Obligations (Cost $205,823)					204,494
Corporate Bonds (22.8%)
Azerbaijan (1.1%)
[4]	Southern Gas Corridor CJSC	6.875%	3/24/26	23,215	23,756
	State Oil Co. of The Azerbaijan Republic	6.950%	3/18/30	1,335	1,381
					25,137
Brazil (1.2%)
	Embraer Netherlands Finance BV	6.950%	1/17/28	17,258	17,224
[5]	Globo Comunicacao e Participacoes SA	5.500%	1/14/32	11,870	10,145
					27,369
Chile (2.1%)
	Antofagasta plc	2.375%	10/14/30	2,480	1,990
[5]	Antofagasta plc	5.625%	5/13/32	11,225	11,102
[5]	Empresa de los Ferrocarriles del Estado	3.830%	9/14/61	4,356	3,033
	Empresa Nacional del Petroleo	4.375%	10/30/24	7,709	7,510
	Empresa Nacional del Petroleo	3.750%	8/5/26	15,771	14,777
	Empresa Nacional del Petroleo	5.250%	11/6/29	3,418	3,309
	Inversiones CMPC SA	4.750%	9/15/24	3,980	3,925
					45,646
Colombia (1.7%)
	Ecopetrol SA	5.875%	9/18/23	37,583	37,370
Ghana (0.0%)
	Tullow Oil plc	7.000%	3/1/25	800	482
India (0.9%)
	Adani Ports & Special Economic Zone Ltd.	4.200%	8/4/27	2,343	2,062
	Adani Ports & Special Economic Zone Ltd.	4.375%	7/3/29	4,714	3,950
	Adani Ports & Special Economic Zone Ltd.	3.100%	2/2/31	3,643	2,672
	Adani Ports & Special Economic Zone Ltd.	3.828%	2/2/32	4,893	3,691
[5]	JSW Infrastructure Ltd.	4.950%	1/21/29	5,325	4,557
	Network i2i Ltd.	5.650%	Perpetual	2,400	2,285
					19,217
Indonesia (2.7%)
	Freeport Indonesia PT	5.315%	4/14/32	4,704	4,337
[5]	Freeport Indonesia PT	6.200%	4/14/52	8,535	7,450
	Indonesia Asahan Aluminium Persero PT	4.750%	5/15/25	3,270	3,208
	Indonesia Asahan Aluminium Persero PT	5.450%	5/15/30	4,100	3,919

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indonesia Asahan Aluminium Persero PT	5.800%	5/15/50	9,856	8,269
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	6,497	6,148
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	19,998	19,711
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.875%	7/17/29	3,000	2,662
[5,6]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	4,400	3,400
					59,104
Kazakhstan (1.1%)
[7]	Kazakhstan Temir Zholy National Co. JSC	3.250%	12/5/23	1,750	1,821
	KazMunayGas National Co. JSC	5.375%	4/24/30	400	357
	KazMunayGas National Co. JSC	5.750%	4/19/47	1,840	1,427
	KazMunayGas National Co. JSC	6.375%	10/24/48	13,500	11,070
	KazTransGas JSC	4.375%	9/26/27	11,599	10,359
					25,034
Malaysia (1.7%)
	Petronas Capital Ltd.	3.500%	4/21/30	41,486	37,824
Mauritius (0.1%)
[5]	Axian Telecom Co.	7.375%	2/16/27	3,071	2,679
Mexico (5.0%)
[5]	CIBANCO SA Institucion de Banca Multiple Trust CIB	4.375%	7/22/31	8,565	6,267
	Comision Federal de Electricidad	4.688%	5/15/29	7,300	6,455
	Petroleos Mexicanos	3.500%	1/30/23	7,850	7,825
	Petroleos Mexicanos	4.625%	9/21/23	2,716	2,670
	Petroleos Mexicanos	6.490%	1/23/27	26,768	24,466
	Petroleos Mexicanos	6.500%	3/13/27	6,145	5,609
	Petroleos Mexicanos	5.950%	1/28/31	7,640	5,797
	Petroleos Mexicanos	6.625%	6/15/35	6,550	4,767
	Petroleos Mexicanos	6.500%	6/2/41	4,000	2,596
	Petroleos Mexicanos	6.375%	1/23/45	2,137	1,323
	Petroleos Mexicanos	5.625%	1/23/46	1	1
	Petroleos Mexicanos	6.750%	9/21/47	32,907	21,062
	Petroleos Mexicanos	6.350%	2/12/48	10,894	6,685
	Petroleos Mexicanos	7.690%	1/23/50	9,453	6,550
	Petroleos Mexicanos	6.950%	1/28/60	7,945	5,029
[8]	Petroleos Mexicanos	6.700%	2/16/32	4,278	3,368
					110,470
Peru (0.9%)
[5]	Petroleos del Peru SA	5.625%	6/19/47	8,750	5,693
	Petroleos del Peru SA	5.625%	6/19/47	21,928	14,288
					19,981
Qatar (0.3%)
	QatarEnergy Trading LLC	3.300%	7/12/51	9,825	7,222
Saudi Arabia (0.5%)
	Saudi Arabian Oil Co.	2.875%	4/16/24	10,280	9,963
South Africa (1.6%)
	Eskom Holdings SOC Ltd.	6.750%	8/6/23	15,667	15,056
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	22,247	20,215
	Eskom Holdings SOC Ltd.	8.450%	8/10/28	1,000	876
					36,147
Thailand (0.4%)
	GC Treasury Center Co. Ltd.	4.400%	3/30/32	2,100	1,850

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GC Treasury Center Co. Ltd.	4.300%	3/18/51	3,500	2,422
	Thaioil Treasury Center Co. Ltd.	5.375%	11/20/48	5,000	3,987
					8,259
United Arab Emirates (0.7%)
	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	20,010	16,091
United States (0.8%)
[5]	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.	5.750%	4/1/33	19,341	18,478
Venezuela (0.0%)
[8,9]	Petroleos de Venezuela SA	6.000%	11/15/26	2,850	135
[9]	Petroleos de Venezuela SA	5.375%	4/12/27	462	21
					156
Total Corporate Bonds (Cost $567,558)					506,629
Sovereign Bonds (61.8%)
Angola (0.8%)
[5]	Republic of Angola	8.750%	4/14/32	12,500	10,820
	Republic of Angola	9.375%	5/8/48	2,000	1,584
	Republic of Angola	9.125%	11/26/49	6,112	4,776
					17,180
Argentina (1.2%)
	Republic of Argentina	1.000%	7/9/29	926	247
[10]	Republic of Argentina, 0.750% coupon rate effective 7/9/23	0.500%	7/9/30	47,788	12,938
[10]	Republic of Argentina, 3.625% coupon rate effective 7/9/23	1.500%	7/9/35	41,371	10,537
[10]	Republic of Argentina, 4.875% coupon rate effective 7/9/29	3.500%	7/9/41	8,000	2,251
					25,973
Azerbaijan (0.5%)
	Republic of Azerbaijan	4.750%	3/18/24	1,516	1,500
[8]	Republic of Azerbaijan	3.500%	9/1/32	10,500	8,740
					10,240
Bahrain (0.7%)
	Kingdom of Bahrain	6.250%	1/25/51	19,637	15,449
Belarus (0.0%)
	Republic of Belarus	6.200%	2/28/30	960	327
	Republic of Belarus	6.378%	2/24/31	1,343	455
					782
Bermuda (1.2%)
[5]	Government of Bermuda	5.000%	7/15/32	22,190	22,182
	Government of Bermuda	5.000%	7/15/32	3,480	3,462
					25,644
Brazil (0.2%)
	Federative Republic of Brazil	4.750%	1/14/50	5,000	3,490
Cameroon (0.2%)
[5,6]	Republic of Cameroon	5.950%	7/7/32	6,192	4,892
Colombia (1.5%)
	Republic of Colombia	5.000%	6/15/45	32,587	22,349
	Republic of Colombia	5.200%	5/15/49	14,849	10,154
					32,503
Croatia (1.2%)
	Republic of Croatia	5.500%	4/4/23	8,000	7,998

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Republic of Croatia	1.125%	6/19/29	3,000	2,719
[6]	Republic of Croatia	2.750%	1/27/30	4,616	4,594
[6]	Republic of Croatia	1.500%	6/17/31	14,019	12,394
					27,705
Dominican Republic (3.3%)
	Dominican Republic	6.875%	1/29/26	6,000	6,064
	Dominican Republic	5.950%	1/25/27	3,110	3,046
[5]	Dominican Republic	5.500%	2/22/29	33,445	30,774
	Dominican Republic	4.500%	1/30/30	13,209	11,262
	Dominican Republic	5.875%	1/30/60	29,567	21,717
					72,863
Ecuador (1.8%)
[10]	Republic of Ecuador, 3.500% coupon rate effective 7/31/23	2.500%	7/31/35	36,245	16,729
[10]	Republic of Ecuador, 6.000% coupon rate effective 7/31/23	5.500%	7/31/30	35,370	22,727
					39,456
Egypt (3.3%)
	Arab Republic of Egypt	8.500%	1/31/47	24,784	16,517
	Arab Republic of Egypt	7.903%	2/21/48	23,231	14,683
	Arab Republic of Egypt	8.700%	3/1/49	20,457	13,654
	Arab Republic of Egypt	8.875%	5/29/50	6,463	4,370
	Arab Republic of Egypt	8.750%	9/30/51	18,198	12,222
	Arab Republic of Egypt	8.150%	11/20/59	16,204	10,586
	Arab Republic of Egypt	7.500%	2/16/61	2,300	1,420
					73,452
El Salvador (1.0%)
	Republic of El Salvador	8.625%	2/28/29	14,836	6,499
	Republic of El Salvador	8.250%	4/10/32	8,500	3,710
	Republic of El Salvador	7.125%	1/20/50	21,740	8,439
	Republic of El Salvador	9.500%	7/15/52	6,855	3,005
					21,653
Gabon (0.7%)
	Republic of Gabon	6.950%	6/16/25	7,500	7,099
[8]	Republic of Gabon	6.625%	2/6/31	7,000	5,722
	Republic of Gabon	7.000%	11/24/31	4,678	3,829
					16,650
Georgia (0.2%)
	Republic of Georgia	2.750%	4/22/26	5,000	4,505
Guatemala (0.4%)
	Republic of Guatemala	4.500%	5/3/26	6,584	6,328
	Republic of Guatemala	4.650%	10/7/41	3,000	2,407
					8,735
Honduras (0.6%)
[8]	Republic of Honduras	7.500%	3/15/24	12,689	12,618
Hungary (0.7%)
	Republic of Hungary	5.375%	2/21/23	1	1
	Republic of Hungary	5.375%	3/25/24	3,970	3,966
[6]	Republic of Hungary	1.625%	4/28/32	6,800	5,195
	Republic of Hungary	3.125%	9/21/51	8,905	5,359
					14,521
India (0.1%)
	Export-Import Bank of India	3.250%	1/15/30	3,000	2,608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indonesia (2.8%)
[5]	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/27	2,840	2,813
	Republic of Indonesia	4.150%	9/20/27	43,926	43,167
	Republic of Indonesia	6.625%	2/17/37	15,123	17,078
					63,058
Ivory Coast (0.5%)
[6]	Republic of Cote d'Ivoire	6.875%	10/17/40	2,815	2,255
[5,6,8]	Republic of Cote d'Ivoire	6.625%	3/22/48	10,599	7,963
					10,218
Jordan (0.8%)
[5]	Kingdom of Jordan	7.750%	1/15/28	18,000	18,216
Kazakhstan (0.4%)
[5,11]	Development Bank of Kazakhstan JSC	10.950%	5/6/26	3,450,000	6,331
	Republic of Kazakhstan	4.875%	10/14/44	2,363	2,107
					8,438
Kenya (0.7%)
	Republic of Kenya	7.000%	5/22/27	11,068	9,898
	Republic of Kenya	7.250%	2/28/28	7,000	6,135
					16,033
Lebanon (0.1%)
[9]	Lebanon Republic	8.250%	4/12/21	2,430	286
[9]	Lebanon Republic	6.100%	10/4/22	2,250	130
[9]	Lebanon Republic	6.650%	4/22/24	2,890	162
[9]	Lebanon Republic	7.000%	3/20/28	6,310	370
[9]	Lebanon Republic	6.650%	2/26/30	4,900	281
[9]	Lebanon Republic	7.150%	11/20/31	1,445	84
[9]	Lebanon Republic	8.200%	5/17/33	1,445	84
[9]	Lebanon Republic	8.250%	5/17/34	1,445	87
					1,484
Mexico (3.7%)
[12]	Mexican Bonos	7.500%	6/3/27	445,000	21,532
[12]	Mexican Bonos	7.750%	11/13/42	796,000	35,573
	United Mexican States	4.400%	2/12/52	31,396	23,093
	United Mexican States	5.750%	10/12/10	3,520	2,967
					83,165
Mongolia (0.3%)
	Mongolia	5.625%	5/1/23	6,263	6,095
Morocco (0.9%)
[5,6]	Kingdom of Morocco	2.000%	9/30/30	10,430	8,804
	Kingdom of Morocco	4.000%	12/15/50	16,713	11,403
					20,207
Namibia (0.2%)
	Republic of Namibia	5.250%	10/29/25	4,402	4,123
Nigeria (2.2%)
	Republic of Nigeria	6.500%	11/28/27	7,790	6,293
	Republic of Nigeria	6.125%	9/28/28	10,164	7,850
[5]	Republic of Nigeria	8.375%	3/24/29	12,408	10,269
	Republic of Nigeria	7.875%	2/16/32	10,532	7,954
[5]	Republic of Nigeria	8.250%	9/28/51	20,202	13,443
	Republic of Nigeria	8.250%	9/28/51	4,600	3,064
					48,873
North Macedonia (0.1%)
[6]	North Macedonia	2.750%	1/18/25	869	866

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6]	North Macedonia	1.625%	3/10/28	1,114	932
					1,798
Oman (1.4%)
	Sultanate of Oman	6.500%	3/8/47	11,031	10,035
[5]	Sultanate of Oman	7.000%	1/25/51	9,512	9,221
	Sultanate of Oman	7.000%	1/25/51	11,613	11,214
					30,470
Pakistan (0.5%)
	Islamic Republic of Pakistan	8.875%	4/8/51	31,846	10,986
Panama (2.5%)
	Republic of Panama	3.750%	3/16/25	6,568	6,352
	Republic of Panama	6.400%	2/14/35	9,460	9,624
	Republic of Panama	4.500%	4/1/56	4,000	2,939
[8]	Republic of Panama	3.870%	7/23/60	48,186	31,179
	Republic of Panama	4.500%	1/19/63	8,617	6,101
					56,195
Paraguay (1.0%)
	Republic of Paraguay	4.625%	1/25/23	20,659	20,654
[8]	Republic of Paraguay	5.400%	3/30/50	1,000	865
					21,519
Peru (3.4%)
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	203	197
[5]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	1,903	1,590
[5]	Fondo MIVIVIENDA SA	4.625%	4/12/27	4,356	4,113
	Republic of Peru	7.350%	7/21/25	9,005	9,438
	Republic of Peru	2.844%	6/20/30	10,600	8,986
	Republic of Peru	2.783%	1/23/31	44,830	37,225
	Republic of Peru	3.000%	1/15/34	17,737	14,020
					75,569
Philippines (1.0%)
	Republic of Philippines	5.170%	10/13/27	7,960	8,132
	Republic of Philippines	5.609%	4/13/33	2,896	3,057
[6]	Republic of Philippines	1.750%	4/28/41	16,378	11,862
					23,051
Poland (0.7%)
	Republic of Poland	5.500%	11/16/27	14,950	15,358
Romania (2.3%)
[6]	Romania	2.125%	3/7/28	4,600	4,092
[6]	Romania	2.875%	5/26/28	6,400	5,909
[5,6]	Romania	6.625%	9/27/29	13,750	14,733
[5,6]	Romania	1.750%	7/13/30	19,185	14,243
[6]	Romania	1.750%	7/13/30	7,460	5,539
[5,6]	Romania	2.750%	4/14/41	5,200	3,099
[6]	Romania	2.750%	4/14/41	5,771	3,438
					51,053
Russia (0.2%)
[6,9]	Russian Federation	2.650%	5/27/36	11,900	4,804
Saudi Arabia (1.8%)
	Kingdom of Saudi Arabia	5.500%	10/25/32	11,133	11,737
	Kingdom of Saudi Arabia	4.500%	10/26/46	10,782	9,548
	Kingdom of Saudi Arabia	4.625%	10/4/47	4,100	3,664
	Kingdom of Saudi Arabia	3.250%	11/17/51	14,355	10,360
	Kingdom of Saudi Arabia	3.450%	2/2/61	6,415	4,589
					39,898

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Senegal (1.1%)
[8]	Republic of Senegal	6.250%	5/23/33	5,046	4,162
[8]	Republic of Senegal	6.750%	3/13/48	29,675	20,841
					25,003
Serbia (2.1%)
[6]	Republic of Serbia	3.125%	5/15/27	43,998	40,321
[5,6]	Republic of Serbia	2.050%	9/23/36	10,316	6,215
					46,536
South Africa (2.9%)
	Republic of South Africa	4.850%	9/30/29	12,234	10,895
	Republic of South Africa	5.650%	9/27/47	6,502	4,781
	Republic of South Africa	5.750%	9/30/49	31,206	22,911
	Republic of South Africa	7.300%	4/20/52	29,605	25,475
					64,062
South Korea (1.8%)
	Export-Import Bank of Korea	4.000%	9/15/24	9,323	9,167
	Korea Development Bank	4.000%	9/8/25	2,050	1,996
[5]	Korea Electric Power Corp.	5.375%	4/6/26	8,500	8,540
[5]	Korea National Oil Corp.	1.750%	4/18/25	22,153	20,445
					40,148
Sri Lanka (0.6%)
[9]	Republic of Sri Lanka	6.125%	6/3/25	8,504	2,727
[9]	Republic of Sri Lanka	6.825%	7/18/26	12,679	3,914
[9]	Republic of Sri Lanka	6.750%	4/18/28	5,319	1,605
[9]	Republic of Sri Lanka	7.850%	3/14/29	14,755	4,469
[9]	Republic of Sri Lanka	7.550%	3/28/30	1,686	507
					13,222
Tunisia (0.4%)
	Tunisian Republic	5.750%	1/30/25	13,250	9,099
Turkey (0.3%)
	Republic of Turkey	5.750%	5/11/47	10,950	7,447
Ukraine (0.9%)
[9]	Ukraine	7.750%	9/1/25	11,800	2,688
[9]	Ukraine	8.994%	2/1/26	14,610	3,168
[9]	Ukraine	7.750%	9/1/26	10,557	2,259
[9]	Ukraine	7.750%	9/1/27	22,715	4,885
[9]	Ukraine	7.750%	9/1/28	12,465	2,575
[9]	Ukraine	9.750%	11/1/30	501	107
[9]	Ukraine	6.876%	5/21/31	5,900	1,148
[9]	Ukraine	7.375%	9/25/34	4,700	867
[9]	Ukraine	7.253%	3/15/35	8,200	1,501
[8,9]	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	63	23
					19,221
United Arab Emirates (2.4%)
[5]	Emirate of Abu Dhabi	4.951%	7/7/52	45,930	45,882
[5]	Finance Department Government of Sharjah	4.000%	7/28/50	2,646	1,736
	Finance Department Government of Sharjah	4.000%	7/28/50	5,860	3,848
	Finance Department Government of Sharjah	4.375%	3/10/51	4,060	2,725
					54,191
Uzbekistan (2.0%)
	Republic of Uzbekistan	4.750%	2/20/24	24,199	23,641
[5]	Uzbekneftegaz JSC	4.750%	11/16/28	27,361	21,921
					45,562

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Venezuela (0.0%)
[9]	Republic of Venezuela	11.750%	10/21/26	640	51
[9]	Republic of Venezuela	7.000%	3/31/38	1,500	120
					171
Vietnam (0.2%)
	Socialist Republic of Vietnam	4.800%	11/19/24	4,700	4,589
Total Sovereign Bonds (Cost $1,659,553)					1,370,781
				Shares
Temporary Cash Investments (4.8%)
Money Market Fund (4.8%)
[13]	Vanguard Market Liquidity Fund (Cost $106,300)	4.334%		1,063,480	106,337
Total Investments (98.6%) (Cost $2,539,234)					2,188,241
Other Assets and Liabilities—Net (1.4%)					31,134
Net Assets (100.0%)					2,219,375
Cost is in $000.
1	Securities with a value of $6,590,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $989,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $2,806,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	Guaranteed by the Republic of Azerbaijan.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the aggregate value was $361,981,000, representing 16.3% of net assets.
6	Face amount denominated in euro.
7	Face amount denominated in Swiss francs.
8	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
9	Non-income-producing security—security in default.
10	Step bond.
11	Face amount denominated in Kazakhstan Tenge.
12	Face amount denominated in Mexican pesos.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2023	143	15,434	(11)
10-Year U.S. Treasury Note	March 2023	463	51,993	(70)
Long U.S. Treasury Bond	March 2023	97	12,158	(94)
				(175)

Short Futures Contracts
2-Year U.S. Treasury Note	March 2023	(1,712)	(351,094)	1,104
Euro-Bobl	March 2023	(342)	(42,375)	1,318
Euro-Bund	March 2023	(357)	(50,799)	3,148
Euro-Schatz	March 2023	(858)	(96,822)	1,045
				6,615
				6,440

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	1/3/23	BRL	116,160	USD	22,152	—	(166)
Morgan Stanley Capital Services Inc.	3/15/23	EUR	5,138	USD	5,482	46	—
Bank of America, N.A.	3/15/23	IDR	167,934,250	USD	10,782	—	(5)
JPMorgan Chase Bank, N.A.	3/15/23	JPY	1,547,783	USD	11,909	5	—
Bank of America, N.A.	1/19/23	KRW	22,439,743	USD	17,045	708	—
Bank of America, N.A.	3/15/23	MXN	224,077	USD	11,156	186	—
JPMorgan Chase Bank, N.A.	1/3/23	MXN	215,720	USD	11,085	—	(21)
Goldman Sachs & Co.	3/15/23	MXN	215,720	USD	10,919	—	—
UBS AG	3/15/23	TRY	139,210	USD	7,113	—	(81)
BNP Paribas	1/3/23	USD	22,221	BRL	116,160	234	—
Morgan Stanley Capital Services Inc.	3/15/23	USD	1,744	CHF	1,595	5	—
Morgan Stanley Capital Services Inc.	3/15/23	USD	22,324	CNY	154,131	—	(78)
Citibank, N.A.	3/15/23	USD	11,385	COP	55,261,736	150	—
Barclays Bank plc	3/15/23	USD	2,777	CZK	63,565	—	(24)
UBS AG	3/15/23	USD	211,864	EUR	197,477	—	(624)
Barclays Bank plc	3/16/23	USD	779	HUF	302,752	—	(16)
JPMorgan Chase Bank, N.A.	3/15/23	USD	205	INR	17,028	—	—
Morgan Stanley Capital Services Inc.	3/15/23	USD	34,168	JPY	4,554,434	—	(890)
Bank of America, N.A.	3/15/23	USD	33,453	MXN	669,694	—	(442)
Goldman Sachs & Co.	3/15/23	USD	13,082	MXN	257,605	44	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	3/15/23	USD	29	MXN	580	—	—
Morgan Stanley Capital Services Inc.	3/15/23	USD	11,041	PHP	616,395	6	—
UBS AG	3/15/23	USD	1,275	PLN	5,660	—	(8)
Goldman Sachs & Co.	3/15/23	USD	17,683	TRY	369,047	—	(958)
UBS AG	3/15/23	USD	5,154	TRY	101,201	42	—
Standard Chartered Bank	3/15/23	USD	114	TRY	2,300	—	(2)
UBS AG	1/19/23	USD	22,725	TWD	695,840	40	—
						1,466	(3,315)
BRL—Brazilian real.
CHF—Swiss franc.
CNY—Chinese renminbi.
COP—Colombia peso.
CZK—Czech koruna.
EUR—euro.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
PHP—Philippines Peso.
PLN—Polish zloty.
TRY—Turkish lira.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Federation of Malaysia/A3	12/21/27	BARC	39,900	1.000	355	(121)	476	—
Federation of Malaysia/A3	12/21/27	MSCS	24,000	1.000	213	(145)	358	—
Federation of Malaysia/A3	12/21/27	MSCS	5,560	1.000	49	(36)	85	—
Federative Republic of Brazil/Ba2	12/21/27	BARC	16,650	1.000	(1,073)	(1,183)	110	—
Republic of Chile/A2	12/21/27	BARC	27,860	1.000	(100)	(837)	737	—
Republic of Chile/A2	12/21/27	JPMC	8,250	1.000	(29)	(212)	183	—
Republic of Chile/A2	12/21/27	MSCS	15,730	1.000	(57)	(339)	282	—
Republic of Peru/Baa1	12/21/27	CITNA	9,600	1.000	(85)	(234)	149	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Republic of Peru/Baa1	12/21/27	GSI	2,812	1.000	(25)	(83)	58	—
Republic of Philippines/Baa2	12/21/27	BARC	6,790	1.000	6	(110)	116	—
Republic of Philippines/Baa2	12/21/27	GSI	38,470	1.000	31	(126)	157	—
Republic of South Africa/Ba2	12/21/27	BANA	1,194	1.000	(75)	(92)	17	—
					(790)	(3,518)	2,728	—

Credit Protection Purchased
Petroleos Mexicanos	12/22/26	BARC	15,300	(1.000)	2,144	1,263	881	—
Republic of Colombia	6/22/27	BANA	11,960	(1.000)	695	577	118	—
Republic of Colombia	6/22/27	JPMC	8,395	(1.000)	488	498	—	(10)
Republic of Colombia	6/22/27	MSCS	14,280	(1.000)	829	583	246	—
					4,156	2,921	1,245	(10)
					3,366	(597)	3,973	(10)
1	Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
CITNA—Citibank NA.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At December 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $3,277,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/28/24	6/28/23[1]	1,267,970[2]	0.000[3]	(6.165)[4]	179	179
8/9/24	8/9/23[1]	1,759,455[2]	0.000[3]	(5.301)[4]	755	755
6/3/27	N/A	428,605[5]	10.761[6]	(8.560)[7]	241	241
12/21/27	N/A	1,469,265[8]	6.495[9]	(6.805)[10]	(272)	(272)
					903	903
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Notional amount denominated in Czeck koruna.
3	Based on Prague Interbank Offered Rate as of the most recent payment date. Interest payment received/paid semiannually.
4	Interest payment received/paid at maturity.
5	Notional amount denominated in Mexican Peso.
6	Based on 28-day Mexican Interbank Rate (TIIE) as of the most recent payment date. Interest payment received/paid every 28 days.
7	Interest payment received/paid every 28 days.
8	Notional amount denominated in Indian rupee.
9	Based on 1-day Overnight Mumbai Interbank Outright Rate as of the most recent payment date. Interest payment received/paid semiannually.
10	Interest payment received/paid semiannually.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Options: The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
The fund had no open options contracts on foreign currency at December 31, 2022.
D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated.  In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	204,494	—	204,494
Corporate Bonds	—	506,629	—	506,629
Sovereign Bonds	—	1,370,781	—	1,370,781
Temporary Cash Investments	106,337	—	—	106,337
Total	106,337	2,081,904	—	2,188,241
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,615	—	—	6,615
Forward Currency Contracts	—	1,466	—	1,466
Swap Contracts	1,175[1]	3,973	—	5,148
Total	7,790	5,439	—	13,229
Liabilities
Futures Contracts[1]	175	—	—	175
Forward Currency Contracts	—	3,315	—	3,315
Swap Contracts	272[1]	10	—	282
Total	447	3,325	—	3,772
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.